Note 9 - Deferred Compensation	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Compensation Related Costs, General [Text Block]
9. DEFERRED COMPENSATION
Deferred compensation payable was a total of $35,106 at June 28, 2015, and $40,213 at June 29, 2014. The current portion of these amounts is $6,209 at June 28, 2015, and $6,125 at June 29, 2014, and is included in accrued expenses.